Financial information by segment, Reconciliation of segment Adjusted EBITDA (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Financial information by segment [Abstract]
Profit/(loss) attributable to the Company	$ (4,070)	$ 6,829
Profit attributable to non-controlling interests	(6,728)	(11,315)
Income tax	6,050	33,128
Financial expense, net	155,779	172,807
Depreciation, amortization, and impairment charges	217,809	188,876
Total segment Adjusted EBITDA	(402,305)	(404,234)
Reconciling Item [Member]
Financial information by segment [Abstract]
Profit/(loss) attributable to the Company	4,070	(6,829)
Profit attributable to non-controlling interests	6,728	11,315
Income tax	6,050	33,128
Financial expense, net	155,779	172,807
Depreciation, amortization, and impairment charges	217,809	188,876
Depreciation and amortization, financial expense and income tax expense of unconsolidated affiliates (pro rata of Atlantica's equity ownership)	11,869	4,937
Total segment Adjusted EBITDA	$ 402,305	$ 404,234